Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 26,635	$ 20,975	$ 14,340
Additions to tax positions - current year	717	11,947	479
Additions to tax positions - prior years	2,358	16,973	7,503
Reductions to tax positions - current year	0	0	(893)
Reductions to tax positions - prior years	0	(4,610)	(41)
Settlements	0	(17,238)	0
Lapses in statutes of limitations	(535)	(1,412)	(413)
Balance at end of year	$ 29,175	$ 26,635	$ 20,975